Investment in Weibo	12 Months Ended
Dec. 31, 2015
Investment in Weibo
Investment in Weibo

3. Investment in Weibo

On April 29, 2013 (“Transaction Date”), Alibaba Group Holding Limited (“Alibaba”) through its wholly owned subsidiary invested $585.8 million to purchase 30.0 million of preferred shares and 4.8 million of ordinary shares of the Company, representing an ownership interest of 18% on a fully diluted basis. The Company also granted an option to Alibaba to enable it to purchase additional ordinary shares and preferred shares and increase its ownership in Weibo up to 30% on a fully-diluted basis.

Preferred Shares

All of the preferred shares were converted to Class A ordinary shares upon the completion of the Group’s initial public offering on April 17, 2014. Immediately prior to the initial public offering, the Company’s preference shares comprised of the following:

Issuance Date	Shares outstanding	Carrying Amount
		(In thousands)
April 29, 2013	30,046,154	$479,612

Prior to the automatic conversion to ordinary share upon the Company’s initial public offering on April 17, 2014, the preference shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of preference shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters submitted to a vote of the shareholders of the Company, on an as-if-converted basis.

Ordinary Shares

The ordinary shares held by Alibaba, recognized at an initial fair value of $54.2 million as of the Transaction Date, were purchased from the Group’s employees or from the Company for vested employee options repurchased. In order to facilitate the transaction, the Company issued ordinary shares to Alibaba on the Transaction Date and then repurchased the 3.5 million vested options from employees subsequent to the Transaction Date. The consideration for both the ordinary shares and vested options were paid to the Company first and then paid to the employees subsequently. The difference between the proceeds employees received and the fair value of the shares or vested options sold was considered to be compensation for past services in accordance with ASC 718-20. Therefore, a stock-based compensation of $27.1 million was recorded for the year ended December 31, 2013.

Option Liability

The Company granted an option to Alibaba to enable it to purchase additional ordinary shares and increase its ownership in the Company up to 30% on a fully-diluted basis. The call option shall expire immediately upon the earlier of the consummation of (i) any sale of shares by Alibaba of more than 25%, determined in the aggregate with all prior sales, of the acquired shares and (ii) the full exercise of the call option. Alibaba has the right to exercise the option, in whole or in part, at any time, commencing on the Transaction Date and ending on the consummation of a qualified IPO of Weibo. The exercise price of the option shall be equal to the lower of (i) an amount that represents a 15% discount to the IPO offering price per ordinary share in a qualified IPO offering and (ii) a price per ordinary share that implies an equity valuation (exclusive of the purchase price to be paid by Alibaba for these ordinary shares) of $5.5 billion for the Company on a fully diluted basis.

In accordance with ASC Subtopic 815-10, the option is deemed legally detachable and separately exercisable from the preferred and ordinary shares and, thus, accounted for as a freestanding instrument. As the strike price of the call option may be adjusted by the occurrence of a qualified IPO of Weibo, if any, it is not considered indexed to Weibo’s own stock. Accordingly, the call option was recorded as an investor option liability valued at $50.6 million as of the Transaction Date. For the years ended December 31, 2013 and 2014, $21.1 million of income and $47.0 million of losses, respectively, was recognized based on a subsequent change in fair value in the Group’s consolidated statements of income (loss) and comprehensive income (loss). See Note 15 for further details.

Immediately prior to the exercise of the option, the fair value of the investor option liability was approximately $76.5 million, with $47.0 million of losses recognized in the Group’s consolidated statements of loss and comprehensive loss in 2014. Alibaba fully exercised its option to increase its ownership in the Company to 30% on a fully diluted basis upon the IPO and acquired 29,990,778 Class A ordinary shares, which consists of (i) 21,067,300 shares acquired from SINA at a price that represents a 15% discount to the IPO price of the Company, (ii) 2,923,478 shares acquired from the Company at a price that represents a 15% discount to the IPO price through a concurrent private placement and (iii) 6,000,000 shares purchased from the Company at the IPO price. As part of a series of the transaction, the Company repurchased 2,923,478 ordinary shares from SINA with the US$42.2 million proceeds from the issuance of ordinary shares to Alibaba in the concurrent private placement. Among the acquired shares by Alibaba, 23,990,778 shares were purchased from SINA at a price representing 15% discount to its IPO price and 6,000,000 shares were purchased from the Company in the public offering at the IPO price. The discount of US$ 61.2 million borne by SINA on behalf of Weibo were considered as a deemed contribution from the shareholder. As Alibaba’s decision to waive the discount for the newly issued 6,000,000 Class A ordinary shares was motivated by its position as principle shareholder, the discount of US$15.3 million was also considered as a deemed contribution from the shareholder.

Amount due to SINA

In April 2013, the Group agreed to repay SINA for the cost of developing its business plus applicable interest payments. The interest on amount due to SINA is calculated based on actual spending incurred by SINA for the development of Weibo’s business at each period end. The consolidated statements of income (loss) and comprehensive income (loss) reflect a charge for interest on the amount due to SINA, as well as on the amounts included as accrued liabilities due to SINA at prevailing market interest rates by reference to the three-month time deposit rate of The People’s Bank of China, which ranged from 2.55% to 3.05%. The loans are repayable upon demand. There is no written agreement signed between SINA and Weibo and there are no fixed payment terms for the loan. In accordance with the agreements for the Alibaba Transaction, the Group is liable for a $250.0 million loan payable to SINA as of April 29, 2013, plus applicable interest payments and any additional outlays subsequent to the Transaction Date. On April 29, 2013, $8.5 million in interest due to SINA was waived, which was recorded as deemed contribution from SINA in the equity section of the consolidated balance sheets. The outstanding loan balance due to SINA was settled after the IPO with proceeds raised from the IPO. As of December 31, 2014 and 2015, Weibo had payments due to SINA in the amount of $24.3 million and $12.2 million,  respectively, which were interest free and payable on demand. Such balances represented mainly the amounts payable to SINA for the Weibo Funds, which was settled in June 2015, and allocated expenses.